Segment information (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Reportable segment percentage	10.00%	10.00%	10.00%
Provisions amount	$ 54,919	$ 50,315
Revenue corresponding principle amount	351,246	284,117	$ 357,115
MPIT [Member]
Statement [Line Items]
Provisions amount	184	215	29
Argentina [Member] | Urban Properties And Investments [Member]
Statement [Line Items]
Revenue corresponding principle amount	514,552	499,525	491,225
Corresponding to assets	3,980,182	3,668,198	3,608,083
FPCs [Member]
Statement [Line Items]
Management fees	27,169	12,127	17,288
Corresponding to expenses	(975)	(720)	(2,211)
Agricultural Business [Member] | Argentina [Member]
Statement [Line Items]
Revenue corresponding principle amount	421,387	315,616	368,423
Corresponding to assets	524,944	494,142	944,453
U.S. [Member]
Statement [Line Items]
Revenue corresponding principle amount	10	97	136
Corresponding to assets	3,248	2,163	3,267
Uruguay [Member]
Statement [Line Items]
Revenue corresponding principle amount	12,377	730	12,383
Corresponding to assets	13,711	15,321	16,140
Other Countries [Member] | Urban Properties And Investments [Member]
Statement [Line Items]
Revenue corresponding principle amount	12,387	827	12,519
Corresponding to assets	17,153	17,670	19,533
Other Countries [Member] | Agricultural Business [Member]
Statement [Line Items]
Revenue corresponding principle amount	306,099	283,033	304,142
Corresponding to assets	901,809	892,797	414,256
Brazil | Agricultural Business [Member]
Statement [Line Items]
Revenue corresponding principle amount	$ 299,992	$ 276,655	$ 301,278